COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease Rental Payment		$ 800		$ 2,100
Lease Expiration Date		Jun. 30, 2013
Operating Leases, Rent Expense		792,420	112,334
Loss Contingency, Estimated Recovery from Third Party	Rolalor and Labyrinth, be wound up in satisfaction of an alleged debt owed in the total amount of R4,082,636 (approximately $480,000).
Accounts payable and accrued expenses		1,122,633	478,005
South African Restaurants [Member]
Lease Term		5 Years
Operating Leases, Rent Expense		757,766	83,116
Accounts payable and accrued expenses		385,621
Hungary [Member]
Lease Term		10 Years
Management [Member]
Operating Leases, Rent Expense		$ 34,654	$ 29,218